Cash, Cash Equivalents and Restricted Cash	12 Months Ended
Dec. 31, 2024
Cash and Cash Equivalents [Abstract]
Cash, Cash Equivalents and Restricted Cash

Note 4. Cash, Cash Equivalents and Restricted Cash

Cash, cash equivalents and restricted cash as of December 31, 2024 and December 31, 2023 are as follows (in thousands):

	December 31,	December 31,
	2024	2023
Cash and cash equivalents	$110,213	$100,331
Restricted cash, current	25,026	—
Restricted cash, non-current	—	25,462
Cash, cash equivalents and restricted cash	$135,239	$125,793

Restricted cash relates to a guarantee issued by the Company to Barclays Bank PLC in connection with a letter of credit that Barclays provided to Football DataCo Limited for and on behalf of the Company for an aggregate amount of £20.0 million as of December 31, 2024 and December 31, 2023 ($25.0 million and $25.5 million as of December 31, 2024 and December 31, 2023, respectively).